Operating Segment Information - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 Segment
Disclosure of operating segments [line items]
Number of operating segments | Segment				2
Revenue	€ 5	€ 6	€ 3,115
Cardiology [member]
Disclosure of operating segments [line items]
Revenue	€ 5	€ 6	2,399
Cardiology [member] | Mesoblast licence agreement [member]
Disclosure of operating segments [line items]
Revenue			€ 2,400